Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 800,735	$ 554,724
Restricted cash	31,936	32,426
Accounts receivables and other receivables, net	5,528,826	1,616,167
Income taxes receivable	1,657,829	267,084
Other current assets	2,778,826	115,743
Total Current Assets	10,798,152	2,586,144
Non Current Assets:
Property and equipment, net	593,357	127,148
Intangible assets, net	6,168,534	4,624,179
Total Non Current Assets	6,761,891	4,751,327
Total Assets	17,560,043	7,337,471
Current Liabilities:
Accounts payable	3,373,487	1,010,469
Voucher payable	6,477,256	1,478,688
Accrued expenses	3,128,515	1,021,249
Value-added tax payable	32,387	702,628
Other current liabilities	143,073	85,717
Shareholder loans payable	50,057,013	15,682,351
Short-term borrowings	558,206	544,731
Total Current Liabilities	63,769,937	20,525,833
Convertible Shareholder loans, at fair value	22,560,124	9,380,301
Total Non current Liabilities	22,560,124	9,380,301
Total Liabilities	86,330,061	29,906,134
Commitments and Contingencies (Note 15)
Stockholders’ Deficit:
Common stock; £0.002 par value, 25,000,042 and 21,667,738 issued and outstanding as of December 31, 2024 and 2023, respectively	65,280	56,798
Additional paid-in capital	74,374,429	73,108,399
Accumulated deficit	(148,420,321)	(97,704,625)
Accumulated other comprehensive income	5,210,594	1,970,765
Total Stockholders’ Deficit	(68,770,018)	(22,568,663)
Total Liabilities and Stockholders’ Deficit	$ 17,560,043	$ 7,337,471